Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024 and did not time the disclosure of material nonpublic information in 2024 for the purpose of affecting the value of executive compensation.
Award Timing Method	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024 and did not time the disclosure of material nonpublic information in 2024 for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024 and did not time the disclosure of material nonpublic information in 2024 for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false